The Company - Additional Information (Detail) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 01, 2023	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary		100.00%
Par value per share		$ 0.05		$ 0.05	$ 0.05	$ 0.05
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	2.90%		48.00%	49.10%
Par value per share			$ 0.0001
Calyxt Inc [Member] | Class A Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share			$ 0.0001
Number of shares issued			16,527,484